Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends paid, per share	$ 1.01	$ 1.20	$ 1.20